TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before taxes on income, as reported in the statements of operations*	$ 4,670	$ 4,106	$ 5,044
Theoretical tax expense	1,168	985	1,261
Less - tax benefits arising from approved enterprise status, see a. above	(410)	0	(489)
Theoretical Tax Expense Net of Tax Benefits	757	985	772
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	11	18	23
Taxes in respect of previous years	70	0	54
Changes in valuation allowance	351	(3,283)	(2,104)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(797)	2,095	1,443
Taxes on income for the reported year	392	(185)	188
* As follows:
Taxable in Israel	2,734	3,418	5,168
Taxable outside Israel	1,936	688	(124)
INCOME BEFORE TAXES ON INCOME	$ 4,670	$ 4,106	$ 5,044